Unaudited Condensed Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021
Preferred stock par value (in Dollars per share)
Preferred shares, shares issued
Preferred shares, shares outstanding
Ordinary shares, par value (in Dollars per share)
Ordinary shares, issued	1,511,000	1,511,000		1,511,000
Ordinary shares, outstanding	1,511,000	1,511,000		1,511,000
Ordinary shares subject to possible redemption	405,475	564,936		4,600,000
Preferred shares, authorized	unlimited	unlimited		unlimited
Ordinary shares, authorized	unlimited	unlimited		unlimited
Nukkleus Inc.
Preferred stock par value (in Dollars per share)	$ 0.0001		$ 0.0001		$ 0.0001
Preferred shares, shares authorized	15,000,000		15,000,000		15,000,000
Preferred shares, shares issued	0		0		0
Preferred shares, shares outstanding	0		0		0
Ordinary shares, par value (in Dollars per share)	$ 0.0001		$ 0.0001		$ 0.0001
Ordinary shares, authorized	900,000,000		900,000,000		900,000,000
Ordinary shares, issued	367,175,886		367,175,886		332,024,371
Ordinary shares, outstanding	367,175,886		367,175,886		332,024,371